Offsetting of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Consolidated Balance Sheet for Securities Purchased under Agreements to Sell and Derivative Assets

The following tables provide information regarding the offsetting of derivative assets and of securities purchased under agreements to resell within the consolidated balance sheet as of December 31, 2013 and 2012.

DECEMBER 31, 2013
(In Millions)	GROSS RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET	NET AMOUNTS PRESENTED	GROSS AMOUNTS NOT OFFSET	NET AMOUNT(3)
Derivative Assets(1)
Foreign Exchange Contracts Over the Counter (OTC)	$2,612.5	$1,073.3	$1,539.2	$–	$1,539.2
Interest Rate Swaps OTC	228.8	47.5	181.3	–	181.3
Interest Rate Swaps Exchange Cleared	9.1	9.1	–	–	–
Cross Product Netting Adjustment	–	28.4	–	–	–
Cross Product Collateral Adjustment	–	210.7	–	–	–

Total Derivatives Subject to a Master Netting Arrangement	2,850.4	1,369.0	1,481.4	–	1,481.4

Total Derivatives Not Subject to a Master Netting Arrangement	253.2		253.2	–	253.2

Total Derivatives	3,103.6	1,369.0	1,734.6	–	1,734.6

Securities Purchased under Agreements to Resell(2)	$500.0	$-	$500.0	$500.0	$–

DECEMBER 31, 2012
(In Millions)	GROSS RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET	NET AMOUNTS PRESENTED	GROSS AMOUNTS NOT OFFSET	NET AMOUNT(3)
Derivative Assets(1)
Foreign Exchange Contracts OTC	$1,756.6	$877.1	$879.5	$–	$879.5
Interest Rate Swaps OTC	310.3	68.3	242.0	–	242.0
Cross Product Netting Adjustment	–	37.1	–	–	–
Cross Product Collateral Adjustment	–	118.6	–	–	–

Total	2,066.9	1,101.1	965.8	–	965.8

Securities Purchased under Agreements to Resell(2)	$35.4	$–	$35.4	$35.4	$–

(1) Derivative assets are reported in other assets in the consolidated balance sheet. Other assets (excluding derivative assets) totaled $3,029.4 million and $2,964.4 million as of December 31, 2013 and 2012, respectively.

(2) Securities purchased under agreements to resell are reported in federal funds sold and securities purchased under agreements to resell in the consolidated balance sheet. Federal funds sold totaled $29.6 million and $25.4 million as of December 31, 2013 and 2012, respectively.

(3) Northern Trust did not possess any cash collateral that was not offset in the consolidated balance sheet that could have been used to offset the net amounts presented in the consolidated balance sheet as of December 31, 2013 and 2012.

Consolidated Balance Sheet for Securities Sold under Agreements to Repurchase and Derivative Liabilities

The following tables provide information regarding the offsetting of derivative liabilities and of securities sold under agreements to repurchase within the consolidated balance sheet as of December 31, 2013 and 2012.

DECEMBER 31, 2013
(In Millions)	GROSS RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS PRESENTED	GROSS AMOUNTS NOT OFFSET	NET AMOUNT(2)
Derivative Liabilities(1)
Foreign Exchange Contracts OTC	$2,039.0	$1,073.3	$965.7	$–	$965.7
Interest Rate Swaps OTC	163.7	47.5	116.2	–	116.2
Interest Rate Swaps Exchange Cleared	31.5	9.1	22.4	–	22.4
Cross Product Netting Adjustment	–	28.4	–	–	–
Cross Product Collateral Adjustment	–	767.7	–	–	–

Total Derivatives Subject to a Master Netting Arrangement	2,234.2	1,926.0	308.2	–	308.2

Total Derivatives Not Subject to a Master Netting Arrangement	866.7	–	866.7	–	866.7

Total Derivatives	3,100.9	1,926.0	1,174.9	–	1,174.9

Securities Sold under Agreements to Repurchase	$917.3	$–	$917.3	$917.3	$–

DECEMBER 31, 2012
(In Millions)	GROSS RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS PRESENTED	GROSS AMOUNTS NOT OFFSET	NET AMOUNT(2)
Derivative Liabilities(1)
Foreign Exchange Contracts OTC	$1,772.7	$877.1	$895.6	$–	$895.6
Interest Rate Swaps OTC	249.3	68.3	181.0	–	181.0
Credit Default Swaps OTC	1.0	–	1.0	–	1.0
Cross Product Netting Adjustment	–	37.1	–	–	–
Cross Product Collateral Adjustment	–	425.0	–	–	–

Total	2,023.0	1,407.5	615.5	–	615.5

Securities Sold under Agreements to Repurchase	$699.8	$–	$699.8	$699.8	$–

(1) Derivative liabilities are reported in other liabilities in the consolidated balance sheet. Other liabilities (excluding derivative liabilities) totaled $2,338.4 million and $1,961.7 million as of December 31, 2013 and 2012, respectively.

(2) Northern Trust did not place any cash collateral with counterparties that was not offset in the consolidated balance sheet that could have been used to offset the net amounts presented in the consolidated balance sheet as of December 31, 2013 and 2012.